Activities of Orange Bank	12 Months Ended
Dec. 31, 2019
Banking activities [abstract]
Activities of Orange Bank

Note 16    Activities of Orange Bank

16.1    Financial assets and liabilities of Orange Bank

The financial statements of Orange Bank were put into the format of Orange group’s consolidated financial statements and therefore differ from a presentation that complies with the banking format.

In order to improve the readiness of financial statements and to be able to distinguish the performance of telecom activities from the performance of Orange Bank, the notes related to financial assets and liabilities as well as financial income or expenses are split to respect these two business areas.

Note 12 presents the financial assets, liabilities and related gains and losses specific to telecom activities and Note 16 concerns the activities of Orange Bank with regard to its assets and liabilities, with net financial income being not material.

The following table reconciles the contributive balances of assets and liabilities for each of these two areas (intra-group transactions between telecom activities and Orange Bank are not eliminated) with the consolidated statement of financial position as of December 31, 2019.

(in millions of euros)	Orange	O/w telecom	Note	O/w Orange	Note	O/w eliminations
	consolidated	activities		Bank		telecom
	financial					activities / bank
	statements
Non current loans and receivables of Orange Bank	1,259	—		1,259	16.1.1	—
Non-current financial assets	1,208	1,235	12.7	—		(27)	(1)
Non-current derivatives assets	562	562	12.8	—	16.1.3	—
Current financial assets related to Orange Bank activities	3,095	—		3,098	16.1.1	(3)
Current financial assets	4,766	4,766	12.7	—		—
Current derivatives assets	12	12	12.8	—	16.1.3	—
Cash and cash equivalents	6,481	6,112		369		—

Non current debts related to Orange Bank operations	—	—		27	16.1.2	(27)	(1)
Non-current financial liabilities	33,148	33,148	12.3	—		—
Non-current derivatives liabilities	487	413	12.8	74	16.1.3	—
Current financial liabilities related to Orange Bank liabilities	4,279	—		4,280	16.1.2	—
Current financial liabilities	3,925	3,928	12.3	—		(3)
Current derivatives liabilities	22	22	12.8	—	16.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

Accounting policies

Classification of the bank's balance sheet items as current and non-current was done to match the Group's financial statements as part of the acquisition of the bank in 2016.

Since the concept of current or non-current is non-existent in bank accounting, financial assets and liabilities related to loans and borrowings to customers or credit institutions (the ordinary activities of a bank) have since 2017 all been classified as current for all periods presented.

With regard to other financial assets and liabilities, classification as current and non-current has been made in light of both the original intention of management and the nature of the assets and liabilities in question. For instance, with regard to Orange Bank’s other financial assets, since investments are managed by portfolio, only the transaction portfolios (financial assets at fair value through profit or loss) have been recognized in current financial assets.

16.1.1  Financial assets related to Orange Bank transactions (excluding derivatives)

After application of IFRS 9 on January 1, 2018, the financial assets in connection with the transactions of Orange Bank break down as follows:

(in millions of euros)	December 31, 2019			December 31, 2018	January 1, 2018 (1)
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	2	—	2	1	—
Investments securities	2	—	2	1	—
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	653	3	656	925	786
Debt securities	653	3	656	925	786
Financial assets at fair value through profit or loss	100	79	179	152	242
Investments at fair value	—	79	79	72	171
Cash collateral paid	76	—	76	57	62
Others	25	—	25	23	9
Financial assets at amortized cost	504	3,016	3,519	3,614	3,857
Fixed-income securities	504	3	506	614	615
Loans and receivables to customers	—	1,937	1,937	2,000	2,147
Loans and receivables to credit institutions	—	1,073	1,073	1,000	943
Others	—	3	3	—	152	(2)
Total financial assets related to Orange Bank activities	1,259	3,098	4,357	4,692	4,885

(1)	Figures have been adjusted for the impact of application of IFRS 9.
(2)	Loan granted in 2017 by Orange Bank to Orange SA within the framework of the Repurchase agreement of OATs securities between Orange SA and Orange Bank. This loan has been reimbursed in 2018.

For the period 2017, for which IFRS 9 was not applied as authorized, the financial assets relating to Orange Bank transactions broke down as follows:

(in millions of euros)	December 31, 2017

Assets available for sale(1)	795
Assets held to maturity	615
Financial assets at fair value	233
Investments at fair value	171
Cash collateral paid	62
Other financial assets	3,248
Loans and receivables of Orange Bank	3,096
Other	152	(2)
Total Assets related to Orange Bank's activities	4,891

(1)	Debt securities only.
(2)	Loan granted by Orange Bank to Orange SA within the framework of the Repurchase agreements of OATs securities between Orange SA and Orange Bank.

Debt securities at fair value through other comprehensive income that may be reclassified subsequently to profit or loss

(in millions of euros)	2019	2018
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the opening balance	925	786
Acquisitions	165	487
Repayments and disposals	(442)	(333)
Changes in fair value	9	(8)
Other items	(1)	(7)
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the closing balance	656	925

(in millions of euros)	2019	2018
Profit (loss) recognized in other comprehensive income during the period	8	(8)
Reclassification in net income during the period	1	—
Other comprehensive income related to Orange Bank	9	(8)

The data below is presented according to IAS 39 (formerly "Assets available for sale").

(in millions of euros)	2017
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the opening balance	745
First integration of Orange Bank	15
Acquisitions	325
Repayments and disposals	(301)
Changes in fair value	3
Other items	8
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the closing balance	795

(in millions of euros)	2017
Profit (loss) recognized in other comprehensive income during the period	3
Reclassification in net income during the period	—
Other comprehensive income related to Orange Bank	3

Current loans and receivables of Orange Bank

Loans and receivables of Orange Bank are composed of loans and receivables to customers and credit institutions.

In the context of adapting the bank’s accounts into the Group’s financial statements, the following have been considered as loan and advances to customers: clearing accounts and other amounts due, as well as amounts related to securities transactions on behalf of customers.

(in millions of euros)	December 31,	December 31,	January 1st	December 31,
	2019	2018	2018(1)	2017
Overdrafts	869	910	1,000	1,000
Housing loans	876	824	765	765
Investment loans	163	206	246	246
Current accounts	17	21	31	31
Other	12	39	105	111
Total loans and receivables to customers	1,937	2,000	2,147	2,153
Overnight deposits and loans	945	850	830	830
Loans and receivables	85	85	55	55
Other	43	65	58	58
Total loans and receivables to credit institutions	1,073	1,000	943	943

(1)	Figures have been adjusted for the impact of application of IFRS 9.

Accounting policies

Financial assets

–  Financial assets at fair value through profit/loss (FVR)

Certain investment securities which are not consolidated or equity-accounted, and cash investments such as negotiable debt securities, deposits and mutual funds (UCITS), that are compliant with the Group’s risk management policy or investment strategy, may be designated by Orange Bank as being recognized at fair value through profit or loss. These assets are recognized at fair value at inception and subsequently. All changes in fair value are recorded in profit or loss.

–  Financial assets at fair value through other comprehensive income that may not be reclassified to profit or /loss (FVOCI)

Investment securities which are not consolidated or equity-accounted are, subject to exceptions, recognized as assets at fair value through other comprehensive income that may not be reclassified to profit or loss. They are recognized at fair value at inception and subsequently. Temporary changes in value and gains (losses) on disposals are recorded in other comprehensive income that may not be reclassified to profit or loss.

–  Financial assets at fair value through other comprehensive income that are or may be reclassified subsequently to profit or loss (FVOCIR)

Assets at fair value through other comprehensive income that are or may be reclassified subsequently to profit or loss mainly include investments in debt securities. They are recognized at fair value at inception and subsequently. Temporary changes in value are recorded in other comprehensive income that are or may be reclassified subsequently to profit or loss. In case of disposal, the cumulative profit (or loss) recognized in other comprehensive income is reclassified to profit or loss.

–  Financial assets at amortized cost (AC)

This category primarily comprises miscellaneous loans and receivables as well as fixed-income securities held with the aim of collecting contractual flows. These instruments are recognized at fair value at inception and are subsequently measured at amortized cost using the effective interest method. Impairment and provisions are recorded as soon as loans are granted or commitments are concluded, without waiting for the appearance of an objective indication of impairment. Impairment and provisions are updated as the credit risk evolves (see below "Impairment of financial assets").

Impairment of financial assets

In accordance with IFRS 9, debt instruments classified as financial assets at amortized cost or as financial assets at fair value through other comprehensive income, rental receivables, financing commitments and financial guarantees given are systematically subject to impairment or a provision for expected credit loss. These impairments and provisions are recorded as soon as loans are granted, commitments are concluded or bond securities are acquired, without waiting for the appearance of an objective indication of impairment.

To do this, the financial assets concerned are split into three categories according to the change in credit risk observed since their initial accounting and a depreciation is recorded on the amount outstanding of each of these categories as follows:

-  performing loans: the calculation of losses expected is made on a 12-months basis, and the financial income (interest) is calculated on the basis of the instrument's gross amount;

-  impaired loans: if the credit risk has significantly worsened since the debt has been booked to the balance sheet, the expected losses, estimated over the duration of the loan, are recognized and the financial income (interest) is calculated based on the gross amount of the instrument;

-  doubtful loans: the expected loss, estimated over the duration of the loan, is depreciated. The financial income is calculated on the basis of the amount of the instrument net of the depreciation.

As a reminder, before the application of IFRS 9, the accounting policies relative to financial assets of banking activities were as follows:

Loans and receivables related to Orange Bank

Assets related to Orange Bank activities are classified in the IAS 39 category of “loans and receivables”. They are initially recorded at fair value or its equivalent, which is, as a general rule, the net amount originally issued, and which should include the origination costs directly related to the transaction as well as the commissions received or paid, analyzed as an adjustment to the effective return on the loan.

The loans and receivables are subsequently valued at amortized cost, and interests, as well as transactions costs and commissions included in the initial value of the credits contribute to the net income for these transactions over the term of the credit, calculated on the basis of effective interest rate.

In accordance with IAS 39, loans and receivables are impaired when one or more evidences of depreciation have occurred after the recognition of these receivables. The receivables thus identified are then impaired on an individual basis or on a collective basis. Expected losses are accounted for as impairments, equal to the difference between the carrying amount of the loans (amortized cost) and the total of estimated future cash flows, discounted with the initial effective interest rate, or in the form of discounts for restructured loans due to default from customers.

Impairment is measured as the difference between the carrying value prior to impairment and the discounted value, at the initial rate of the receivable, of the components deemed to be recoverable (principal, interest, guarantees, etc.). The changes in the value of the loans impaired are recorded in the income statement under “Cost of risk” included in other operating expenses. When these changes in value are positive, reflecting a subsequent improvement, they are reversed in the income statement, within the same account.

The “Cost of risk” account dedicated to Orange Bank and part of the “other operating expenses”, corresponds to provisions and reversals related to banking risks (in particular, counterparty risks and operational risks).

Assets available for sale

The assets available for sale include fixed income securities or variable income securities that do not fall within the definition of other categories of financial assets. They are recognized at fair value at inception and subsequently.

Temporary changes in value are recorded as “Gains (losses) on assets available for sale” within other comprehensive income.

The long term impairments associated with the assets available for sale are recorded under “Cost of risk” (within other operating expenses) when the assets are fixed rate securities, but they are recorded in “Net Gains (losses) on financial assets available for sale” when the assets are floating-rate securities.

Assets held to maturity

This category includes fixed-rate securities that the bank intends to hold until their maturity. They must not be disposed of prior to maturity and they are accounted for at amortized cost.

Impairment is recognized on these securities as soon as there is an objective evidence of the existence of an event subsequent to the acquisition of the security that is likely to generate a measurable loss as a result of counterparty risk. Impairment is measured as the difference between the carrying value prior to impairment and the discounted value, with the initial rate, of the components deemed to be recoverable (principal, interest, guarantees, etc.). The changes in value thus impaired are recorded in the income statement, under the “Cost of risk” account (within other operating expenses). When these changes in value are positive, reflecting a subsequent improvement, they are reversed in the income statement under “Cost of risk” within other operating expenses.

16.1.2  Financial liabilities related to Orange Bank transactions (excluding derivatives)

(in millions of euros)	December 31, 2019	December 31, 2018	December 31,2017
Payables to customers	3,357	3,396	3,685
Debts with financial institutions	448	1,103	975
Deposit certificate	475	335	281
Other	28	28	27
Total Financial liabilities related to Orange Bank's activities(1)	4,307	4,862	4,968

(1)	O/w 27 million of euros of non current financial liabilities in 2019, 2018 and 2017.

Debts related to Orange Bank transactions are composed of customer deposits and bank debts with financial institutions.

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Current accounts	2,546	2,538	2,800
Passbooks and special savings accounts	781	776	716
Other	30	82	169
Customers borrowings and deposits	3,357	3,396	3,685
Term borrowings and advances	448	467	466
Securities delivered under repurchase agreements	—	636	509
Total debts with financial institution	448	1,103	975

16.1.3  Derivatives of Orange Bank

Derivatives qualified as fair value hedges

The main unmatured fair value hedges at the end of 2019 and put in place by Orange Bank concern the following interest rate swaps:

–  535 million euros notional (of which 154 million euros maturing in 2020, 24 million euros maturing between 1 and 5 years and 357 million euros at more than 5 years ), globally hedging a portion of the housing loans portfolio (notional amount of 385 million euros) and consumer loans (notional amount of 150 million euros). The fair value of these derivatives as of December 31, 2019 is (9) million euros;

–  210 million euros notional hedging a portfolio of French inflation-indexed fungible Treasury bonds (Obligations Assimilables du Trésor indexées sur l'inflation française - OATi), with the same amount and the same maturity , i.e. in 2023. The fair value of these swaps as of December 31, 2019 is (55) million euros;

–  117 million euros notional (of which 35 million euros maturing in 2020, 82 million euros maturing between 1 and 5 years), hedging a portfolio of fungible Treasury Bonds (Obligations Assimilables du Trésor - OAT) with the same amount and identical maturities. The fair value of these swaps as of December 31, 2019 is (5) million euros;

–  20 million euros notional hedging a portfolio of European inflation-indexed fungible Treasury bonds (Obligations Assimilables du Trésor indexées sur l'inflation Européenne - OAT€i), with the same amount and the same maturity, i.e. in 2030. The fair value of these swaps as of December 31, 2019 is (4) million euros;

–  5 million euros notional hedging the securities portfolio, the fair value of which was nearly zero at December 31, 2019.

The ineffective portion related to these hedging strategies recognized in the 2019 income statement is not material.

Trading Derivatives

–  Orange Bank has set up interest rate swaps as economic hedges (not designated as hedges under IFRS) of negotiable debt securities issued by the bank for a total notional amount of 289 million euros, maturing between 2020 and 2022 and with a total fair value as of December 31, 2019 of nearly zero;

–  Orange Bank has set up interest rate swaps as economic hedges (not designated as hedges under IFRS) of BEI securities for a total notional amount of 10 million euros maturing in 2029, the fair value of which was nearly zero as of December 31, 2019. The net impact of this hedge in profit or loss was not material.

–  Orange Bank has a portfolio of trading swaps with a total notional amount of 33 million euros (of which 5 million euros maturing in 2020, 12 million euros maturing between 2 and 5 years and 16 million euros at more than 5 years) with a total fair value as of December 31, 2019 was nearly zero. The net effects of this hedging strategy on the income statement are not material;

–  Orange Bank put into place futures with a notional amount of 648 million euros. The notional amount of these derivatives only gives an indication of the volume of outstanding contracts on the financial instruments markets and does not reflect the market risks associated with such instruments or the nominal amount of the hedged instruments.

16.2    Information on market risk management with respect to Orange Bank activities

“Orange Bank” operating segment has its own risk management system, in accordance with the French banking regulation. In terms of banking regulation, Orange Bank is under the supervision of the French Prudential Supervision and Resolution Authority (Autorité de contrôle prudentiel résolution ACPR) and must at all times comply with capital requirements in order to withstand the risks associated with its activities.

Orange Bank’s activities expose it to all of the risks defined by the order of November 3, 2014, relating to the internal control of companies in the sectors of banking, payment services and investment services subject to the control of the ACPR:

–  credit risk: risk of loss incurred in the event of default of a counterparty or counterparties considered as the same beneficiary;

–  market risk: risk of loss due to movements in market prices;

–  operational risk: risk resulting from an inadequacy or a failure due to procedures, staff, IT systems or to outside events, including events that are unlikely to occur but that would imply a risk of material loss. Operational risk includes risks of internal and external fraud;

–  interest rate risk: risk related to changes in interest rates on the on-balance sheet and off-balance sheet transactions, excluding, as applicable, transactions exposed to market risks;

–  liquidity risk: risk that the company would not be able to meet its commitments or not be able to unwind or offset a position due to the market situation;

–  inter-mediation risk on investment service providers: risk of default by a customer or counterparty in the context of a financial instrument transaction in which the company provides a performance guarantee.

The size of the bank and its moderate risk profile led to a choice of standard methods regarding the application of Regulation No. 575/2013 of the European Parliament and Council on June 26, 2013.

Orange Bank does not intervene on complex products. For market operations, the strategy defines, on one hand, the limits implemented and controlled and, on the other hand, the quality of the authorized signatories. In addition, the Bank has defined and regularly tests its business continuity system. The Bank has also undertaken, as completely as possible, the identification and assessment of its operational risks, for which it also follows occurrences.

With regard to regulations, and in particular Titles IV and V of the Order of November 3, 2014, the Bank’s Executive Committee has set, upon recommendation of the Risk Management Division, a risk policy in particular regarding customers and risks, modalities and rules for offering credits and for delegations of authority.

The Risk Management Department analyzes and monitors risks, carries out the necessary controls and produces reports for various committees: the Credit Committee (management of counterparty risk), Risks and Audit Committee (management of operational risks), ALM Committee (management of market , interest rate and liquidity risks) and the Executive Committee.

16.2.1  Remaining term to maturity

The following table details the remaining terms of Orange Bank’s financial assets and liabilities, calculated on the basis of the contractual maturity dates:

–  maturity-by-maturity for amortizable transactions;

–  for roll-over loans, since renewals cannot be presumed, the renewal dates are taken to be the final maturity dates;

–  since derivatives are interest rate swaps, they are not subject to any exchange of notional. Their fair value has been broken down by maturity.

(in millions of euros)	Note	December 31,		2020	2021 to	2025
		2019			2024	and beyond
Investments securities	16.1.1	2		—	—	2
Debt securities	16.1.1	656		129	485	42
Investments at fair value	16.1.1	79		76	3	—
Fixed-income securities	16.1.1	506		109	289	108
Loans and receivables to customers	16.1.1	1,937		491	872	574
Loans and receivables to credit institutions	16.1.1	1,073		1,073	—	—
Other financial assets and derivatives		103	(1)	78	—	25
Total financial assets		4,357		1,956	1,649	751
Payable to customers	16.1.2	3,357		3,357	—	—
Debts with financial institutions	16.1.2	448		438	8	2
Deposit certificate	16.1.2	475		325	150	—
Other financial liabilities and derivatives		102	(2)	1	61	40
Total financial liabilities		4,381		4,121	219	42

(1)	Including the bank cash collateral paid for 76 million euros and securities for 25 million euros.
(2)	Including derivatives liabilities for 74 million euros and loan from Orange SA to Orange Bank for 27 million euros.

16.2.2  Fair value of financial assets and liabilities of Orange Bank

(in millions of euros)			December 31, 2019
		Classification	Book value	Estimated	Level 1 and	Level 2	Level 3
		under IFRS		fair value	cash
		9(1)
Loans and receivables	16.1.1	AC	3,010	3,010	—	3,010	—
Financial assets at amortized cost	16.1.1	AC	509	501	501	—	—
Financial assets at fair value through profit or loss	16.1.1	FVR	179	179	179	—	—
Debt securities	16.1.1	FVOCIR	656	656	628	28	—
Equity securities	16.1.1	FVOCI	2	2	2	—	—
Cash and cash equivalent(2)	16.1.1	AC	369	369	369	—	—
Financial liabilities related to Orange Bank's activities	16.1.2	AC	(4,307)	(4,307)	—	(4,307)	—
Derivatives, net amount(3)	16.1.3		(74)	(74)	—	(74)	—

(1)

"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".

(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

(in millions of euros)			December 31, 2018
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9 (1)	value	fair value	and cash
Loans and receivables	16.1.1	AC	3,000	3,000	—	3,000	—
Financial assets at amortized cost	16.1.1	AC	614	641	605	36	—
Financial assets at fair value through profit or loss	16.1.1	FVR	152	152	152	—	—
Debt securities	16.1.1	FVOCIR	925	925	862	63	—
Equity securities	16.1.1	FVOCI	1	1	1	—	—
Cash and cash equivalent (2)	16.1.1	AC	553	553	553	—	—
Financial liabilities related to Orange
Bank's activities	16.1.2	AC	(4,862)	(4,862)	—	(4,862)	—
Derivatives, net amount (3)	16.1.3		(46)	(46)	—	(29)	(17)

(3)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(4)	Includes only cash.
(5)	The classification for derivatives instruments depends on their hedging qualification.

(in millions of euros)			December 31, 2017
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IAS 39(1)	value	fair value	and cash
Loans and receivables	16.1.1	L&R	3,096	3,096	—	3,096	—
Financial assets, excluding derivatives	16.1.1		1,795	1,785	1,482	303	—
Assets held to maturity		HTM	615	605	581	24	—
Assets available for sale		AFS	795	795	730	65	—
Investments at fair value		FVR	171	171	171	—	—
Other		L&R	214	214	—	214	—
Cash and cash equivalent			477	477	477	—	—
Trade payables		LAC	(93)	(93)	—	(93)	—
Debts related to Orange Bank operations	16.1.2	LAC	(4,660)	(4,660)	—	(4,660)	—
Financial liabilities, excluding derivatives		LAC	(308)	(308)	—	(252)	(56)
Derivatives, net amount (2)	16.1.3		(60)	(60)	—	(73)	13

(1)	"HTM" stands for "held to maturity", "AFS " stands for "available for sale", "L&R" stands for "loans and receivables", "FVR" stands for "fair value through P&L", "LAC" stands for "liabilities at amortized costs".
(2)	IAS 39 classification for derivatives instruments depends on their hedging qualification.

16.3    Orange Bank’s unrecognized contractual commitments

As of December 31, 2019, Orange Bank is not aware of having entered into any commitment that may have a material effect on its current or future financial position, other than the commitments mentioned below.

Commitments given

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
Financing commitments (1)	421	444	465
Guarantee commitments (2)	8	12	17
On behalf of banks	4	8	9
On behalf of customers	4	4	8
Property lease commitments	23	37	31
Total	452	493	513

(1)	Includes 101 million euros of documentary credits and 320 million euros of confirmed credit lines in 2019.
(2)	Given to credit institutions and customers.

Commitments received

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
Guarantee commitments	896	834	778
Received from banks (1)	747	681	577
Received from customers	149	153	201
Total	896	834	778
(1)	Relates to guarantees received in order to counter-guarantee the distributed loans.

Assets covered by commitments

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
Assets pledged as security to lending financial institutions as guarantees for bank loans	1,126	715	838
Total	1,126	715	838